27. RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions Tables
Compensation and Benefits Paid

Compensation and Benefits Paid

The approximate amount of compensation and benefits, all of which were approved by the board, paid to George J. Coates, Gregory Coates and Bernadette Coates, exclusive of stock-based compensation for restricted shares of common stock awarded to George J. Coates and non-cash, stock-based compensation for employee stock options granted to George J. Coates and Gregory Coates, for the years ended December 31, 2012 and 2011, is summarized as follows:

	2012	2011
George J. Coates (a) (b) (c) (d) (e)	$277,000	$299,000
Gregory Coates (a) (f)	173,000	189,000
Bernadette Coates	77,000	81,000